(FPA FUNDS TRUST LETTERHEAD)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, CA 90064

Writer’s Direct Dial Number

(310) 996-5436

VIA EDGAR

May 18, 2012

Securities and Exchange Commission

ATTN: Filing Desk, Stop 1-4

100 F Street, N.E.

Washington, DC  20549

RE:                            FPA Funds Trust’s FPA International Value Fund (“Fund”)

                                               1933 Act File No. 33-79858

                                               1940 Act File No. 811-8544

Dear Commissioners:

Enclosed for filing and pursuant to Rule 497 under the Securities Act of 1933 are exhibits containing an XBRL interactive data file relating to the prospectus for the Fund dated April 30, 2012.

The purpose of this filing is to submit an XBRL interactive data file in the manner provided by Rule 405 of Regulation S-T, General Instruction C.3(g) of Form N-1A, and Rule 497.

If you have any questions or comments concerning this filing, please contact the undersigned.

Very truly yours,

/s/ Sherry Sasaki
Sherry Sasaki
Secretary

Encs.